ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Digital TV Holding Co., Ltd. (the "Company" or "CDTV Holding") was incorporated in the Cayman Islands in 2007. The Company, through its subsidiaries and consolidated variable interest entities(collectively, the "Group"), is engaged in the installation and integration of conditional access systems ("CA Systems"), subscriber management systems and electronic program guidance systems to cable TV operators in the People's Republic of China ("PRC") and to sell digital TV intelligent cards ("smart cards") to these operators.

Prior to June 2014, the Company conducted substantially all of its operations through its subsidiary, Beijing Super TV Co., Ltd. ("Super TV"), and Beijing Novel-Super Digital TV Technology Co., Ltd. ("N-S Digital TV"), a variable interest entity ("VIE") which was then owned by PRC citizens through the end of June 2014 and had obtained the licenses to operate such business in the PRC.

Pursuant to a series of contractual agreements among Super TV, N-S Digital TV and its owners, the Company obtained a financial controlling interest in the VIE and thus the Company was considered the primary beneficiary of the VIE. Accordingly, the VIE's financial results of operations, and assets and liabilities were consolidated in the Company's consolidated financial statements for periods prior to June 2014.

Pursuant to an agreement dated in June 2014, the contractual agreements among Super TV, the VIE and the VIE's owners were terminated, and concurrently, the 100% legal interest of N-S Digital TV originally held by Mr. Shizhou Shen, Mr. Lei Zhang, Mr. Tianxing Wang and Mr. Wenjun Wang (collectively, the “Nominee Shareholders”), were transferred to Super TV. As a result, N-S Digital TV became a wholly owned subsidiary of the Company and continues to be consolidated in the Company's consolidated financial statements since June 2014.

VIE contractual agreements

 Since the establishment of the VIE in May 2004, Super TV had entered into the following agreements (“VIE contractual arrangements”), which were terminated in June 2014 as aforementioned, with the VIE and its equity holders:

•	Technical Support and Related Services Agreement: Super TV exclusively provided the VIE and/or its customers with technical support, technical training and personnel services relating to the VIE's marketing activities and services relating to the maintenance and optimization for the products and software of the VIE's customers at the VIE's request. The fees for such technical support and services were determined at Super TV's discretion. The term of this agreement was 15 years, which could not be terminated prior to its termination date without Super TV's written consent. The term of this agreement was automatically renewed for another 15 years upon its expiration date unless written notice had been given by Super TV.

•	Technology License Agreement: The VIE granted Super TV, free of charge, an exclusive license to use certain software copyrights, patents, unpatentable technology and technical secrets relating to the digital television business that was transferred from N-T Information Engineering to the VIE. The term of the license was ten years, which could not be terminated or amended without the written consent of Super TV prior to its termination date and was automatically renewed for an additional ten years upon its termination date unless written notice had been given by Super TV.

•	Technology Development Agreement: The VIE engaged Super TV to develop all technology required by the VIE or its customers. The fees payable by the VIE to Super TV under the agreement was based on the price and quantity of the technology products, and a set percentage determined by Super TV. The term of the agreement was ten years, which could not be terminated prior to its termination date without Super TV's written consent. The term of this agreement was automatically renewed for an additional ten years upon its termination date unless written notice had been given by Super TV.

•	Products and Software Purchase Agreement: The VIE purchased from Super TV all the smart cards and related software products required for its CA Systems. The purchase price was determined by Super TV. The term of the agreement was 15 years, which could not be terminated prior to its termination date without Super TV's written consent. The term of this agreement was automatically renewed for an additional 15 years upon its termination date unless written notice had been given by Super TV.

•	Business Operating Agreement: Each of the Nominee Shareholders agreed to (i) accept the policies and guidelines furnished by Super TV with respect to the hiring and dismissal of employees, operational management and financial management systems of the VIE; (ii) appoint the candidates recommended by Super TV as directors of the VIE and appoint the senior management personnel of Super TV as the general manager, chief financial officer and other senior officers of the VIE based on Super TV's recommendations; (iii) replace or remove any director or senior management personnel of the VIE upon Super TV's request; and (iv) seek a guarantee from Super TV first when any guarantee is required to secure performance by the VIE of any contract or working capital loan borrowed by the VIE and pledge its assets and receivables to Super TV as a counter-guarantee. This agreement had a term of ten years and could be renewed at the option of Super TV by giving written notice for a term to be determined by Super TV. Super TV could terminate this agreement at any time by giving 30 days' advance written notice.

•	Loan agreements: Under loan agreements between Super TV and the Nominee Shareholders, Super TV extended loans to the Nominee Shareholders for their contribution to the registered capital of the VIE, which allowed them to own 100% of the legal interest in the VIE. The term of each loan was ten years, which was automatically renewed for another ten years upon its termination date unless a written notice had been provided by Super TV one month prior to such termination date. The registered shareholders of the VIE could not repay the loan prior to the termination date of the relevant loan agreement, unless so requested by Super TV, and could only repay the loan by (i) transferring all his equity interests in the VIE to Super TV or any third party designated by Super TV and (ii) paying Super TV with the entire proceeds obtained by himself from such transfer.

•	Share Pledge Agreements: Pursuant to the share pledge agreements, each of the Nominee Shareholders pledged all of their respective equity interests in the VIE to Super TV to secure the Nominee Shareholders' and the VIE's performance of their respective obligations under the VIE contractual arrangements. In addition, each of the Nominee Shareholders agreed not to transfer their equity interests in the VIE or create, or allow the creation of, any pledge over their respective equity interests in the VIE that may affect Super TV's interests without Super TV's consent. Super TV was entitled to receive the dividends on the pledged equity interests during the term of the pledges. The duration of each of the share pledge agreements was equivalent to the maximum duration of the VIE contractual arrangements. The pledge agreements could only be terminated: (i) by Super TV in writing; or (ii) upon the fulfillment of the Nominee Shareholders' and the VIE's respective obligations under the VIE contractual arrangements, which was subject to Super TV's written confirmation.

•	Powers of Attorney: Each of the Nominee Shareholders had executed an irrevocable power of attorney appointing Super TV, or any person designated by Super TV, as the attorney-in-fact to vote on their respective behalves on all matters of the VIE requiring shareholder approval under PRC laws, rules and regulations and the articles of association of the VIE. Each power of attorney had a term of ten years, subject to earlier termination in the event of the termination of the relevant share pledge agreement. The powers of attorney was automatically renewed upon the extension of the term of the relevant share pledge agreement.

•	Equity Transfer Option Agreement: Under this agreement, the Nominee Shareholders jointly granted Super TV an exclusive and irrevocable option to purchase all of the equity interests in the VIE held by them at any time that Super TV deems fit. Super TV could purchase the equity interests or designate another party to purchase the equity interests. The exercise price of the option would be determined by Super TV or its designated third party at the time of the exercise, subject to the minimum purchase price requirements pursuant to applicable PRC law or otherwise permitted by the relevant PRC authorities. This agreement did not have a specified term and would remain in effect unless terminated with the written consent of Super TV.

As a result of these contractual arrangements, prior to June 2014, Super TV (1) had the power to direct the activities that most significantly affected the economic performance of the VIE, and (2) received the economic benefits of the VIE. In making the conclusion that the Company was the primary beneficiary of the VIE, the Company believes the Company's rights under the terms of the equity transfer option agreement had provided it with a substantive kick out right. More specifically, the Company believes the terms of the equity transfer option agreement were valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option did not represent a financial barrier or disincentive for the Company to exercise its rights under the equity transfer option agreement. In addition, the articles of association of VIE provided that the shareholders of VIE had the power to, in a shareholders' meeting: (i) approve the operating strategy and investment plan; (ii) elect the members of board of directors and approve their compensation; and (iii) review and approve the annual budget and earnings distribution plan. Consequently, the Company's rights under the powers of attorney have reinforced the Company's abilities to direct the activities most significantly impacting the VIE's economic performance. The Company also believes that this ability to exercise control ensured that the VIE would continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deemed fit, and by ensuring that service agreements were executed and renewed indefinitely, the Company had the rights to receive substantially all of the economic benefits from the VIE.

As of December 31, 2015, the Group was the primary beneficiary of Beijing Dingyuan Technology Co., Ltd. ("Dingyuan"), a VIE and which was acquired in connection with the Group's acquisition of Beijing Xinsi Yijia Technology Co., Ltd. ("Xinsi Yijia") in June 2014 (Note 5(a)). The operations, assets and liabilities of Dingyuan were immaterial as of and for the year ended December 31, 2015.

The following financial statement amounts and balances of the Company's consolidated VIEs (N-S Digital TV and Dingyuan) were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2014	2015

Total current assets	$226	$268
Total non-current assets	4	2

Total assets	$230	$270

Total current liabilities	$83	$-
Total non-current liabilities	-	-

Total liabilities	$83	$-

	For the years ended December 31,
	2013	2014	2015

Net revenues	$79,489	$32,431	$25
Net (loss)/income	$(1,369)	$594	$(137)

	For the years ended December 31,
	2013	2014	2015

Net cash (used in)/provided by operating activities	$(4,151)	$2,897	$63
Net cash (used in)/provided by investing activities	$(364)	$1,538	$-
Net cash provided by financing activities	$-	$-	$-

All of the assets of the consolidated VIEs can be used only to settle obligations of the consolidated VIEs. None of the assets of the consolidated VIEs have been pledged or collateralized. The creditors of the consolidated VIEs do not have recourse to the general credit of the Company and its consolidated subsidiaries.

As of December 31, 2015, CDTV Holding's subsidiaries and consolidated variable interest entity consist of the following entities:

Subsidiaries	Date of incorporation	Place of incorporation /establishment	Percentage of economic ownership

China Digital TV Technology Co., Ltd. (“CDTV BVI”)	March 9, 2004	BVI	100%
Super TV	May 31, 2004	the PRC	100%
Golden Benefit Technology Limited ("Golden Benefit")	December 6, 2007	Hong Kong	100%
China Super Media Holdings Limited ("CSM Holdings")	February 25, 2008	Hong Kong	100%
Beijing N-S Information Technology Co., Ltd. ("N-S Information Technology")	July 23, 2010	the PRC	100%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	January 19, 2011	the PRC	67.5%
Beijing Joysee Technology Co., Ltd. ("Joysee")	May 13, 2011	the PRC	76.9%
Xinsi Yijia	December 31, 2012	the PRC	67.5%
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie")	February 15, 2012	the PRC	100%
N-S Digital TV	May 31, 2004	the PRC	100%
Beijing Novel-Super Media Investment Co., Ltd. ("N-S Media Investment")	December 19, 2007	the PRC	100%

Variable interest entity

Dingyuan	August 21, 2013	the PRC	67.5%